SHARE CAPITAL - Schedule of non-vested option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Non-vested at beginning of year	10,259	20,260	29,873
Granted	535,319	0	1,100
Vested	(544,037)	(9,822)	(10,249)
Forfeited and canceled	(268)	(179)	(464)
Non-vested at end of year	1,273	10,259	20,260
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 63.73	$ 64.07	$ 70.2
Granted	2	0	24.6
Vested	2	64.91	69.2
Forfeited and canceled	65	37.75	73.6
Non-vested at end of period	$ 54.73	$ 63.73	$ 64.07